MONETTA TRUST

                   CERTIFICATION PURSUANT TO RULE 497(j)


The undersigned, on behalf of Monetta Trust, Inc. (the "Registrant") hereby certifies that the form of Prospectus and Statement of Additional Information, each dated May 1, 2005, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement on Form N-1A. The text of such amendment to the registration statement was filed electronically.

Dated: May 10, 2005

Monetta Trust

By:  /S/ MARIA CESARIO DE NICOLO
     Maria Cesario De Nicolo, Secretary